Initial Public Offering - Additional Information (Detail) - USD ($)			2 Months Ended	5 Months Ended
	Sep. 21, 2021	Sep. 21, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Proceeds from capital units issuance			$ 250,000,000	$ 250,000,000
Class of warrants exercise price				$ 11.50	$ 11.50
Over-Allotment Option [Member]
Capital units issued	2,500,000	2,500,000
Capital units price per share	$ 10.00	$ 10.00
Proceeds from capital units issuance	$ 250,000,000.0	$ 250,000,000.0
Offering cost of capital units	14,500,000	14,500,000
Deferred underwriting commission	$ 8,800,000	$ 8,800,000
IPO [Member]
Capital units issued	25,000,000	25,000,000
Common Class A [Member]
Class of warrants exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50